Accounts Receivable	12 Months Ended
Aug. 31, 2018
Accounts Receivable [Abstract]
Accounts Receivable

4. ACCOUNTS RECEIVABLE

	2018	2017
	$	$
Subscriber and trade receivables	305	278
Due from related parties [note 28]	–	1
Miscellaneous receivables	7	55
	312	334
Less allowance for doubtful accounts	(57)	(48)
	255	286

Included in operating, general and administrative expenses is a provision for doubtful accounts of $38  (2017 - $40).